12. GOODWILL (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Profit	$ 5,844,668	$ 8,422,914	$ 11,001,526
Kross
Disclosure of detailed information about business combination [line items]
Fair value Kross	$ 10,942,580
Prior ownership	49.00%
Prior ownership value	$ 5,361,864
Prior ownership carrying amount	2,876,856
Profit	$ 2,485,008